Loan to third party (Details Narrative)				6 Months Ended
	Jan. 19, 2024	Nov. 04, 2022	Aug. 11, 2022	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Oct. 31, 2024 SGD ($)	[1]	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 SGD ($)
Loan To Third Party
Loan interest rate percentage	1.00%
Maturity period	36 months	5 years	5 years
Allowance for impairment of loan				$ 861,737				$ 1,121,323	$ 1,223,608
Loan to third parties, net									$ 400,000
Receipt from Loan to third party				386,005	$ 502,283
Reversal of impairment				$ 78,605	$ 102,283

[1]	Comparative amounts of S$72,914 were reclassified from costs of goods sold to employee benefits expenses (S$63,287) and other operating expenses (S$9,627) for consistency in presentation. Since the amounts were reclassification within costs of goods sold and operating expenses, the reclassification does not have any impact on the net loss.